Financial Assets and Liabilities - Summary of Carrying in Loans, Borrowings and Debentures (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 22,574,313	R$ 21,688,946	R$ 18,338,497
Reais (R$) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	8,424,373	11,312,466
Dollar (USD) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	13,586,897	9,906,406
Pound (GBP) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 563,043	R$ 470,074